ACQUISTION AND DIVESTITURE ACTIVITY 2 (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2013
Deconsolidation of Business [Line Items]
Proceeds From Sale Net Transaction Costs	[1]			$ 152	$ 169
Cash				(10)	0
Restricted Cash				(5)	0
Other current assets				(23)	0
Property, plant and equipment, net				(1,557)	(727)
Other assets				(65)	(102)
Accounts payable and accrued expenses				188	0
Due to affiliate				39	0
Long-term debt, including current portion				251	443
Other liabilities				12	50
Accumulated other comprehensive income				(7)	0
Gain on sale of equity interests	[2]			(60)	(40)
Increase in equity method investments upon deconsolidation				(1,085)	(207)
Transaction costs				0	6
Equity Method Investment Ownership Percentage Of Minority Partner			25.00%			43.00%
Mesquite Solar 1 [Member]
Deconsolidation of Business [Line Items]
Property, plant and equipment, net					461
Long-term debt, including current portion					297
Gain on sale of equity interests					$ 36
Ownership percentage in equity method investee					50.00%
Gain on sale of assets, after tax					$ 22
Proceeds from sale					103
Copper Mountain Solar 2 [Member]
Deconsolidation of Business [Line Items]
Property, plant and equipment, net					266
Long-term debt, including current portion					146
Gain on sale of equity interests					$ 4
Ownership percentage in equity method investee					50.00%
Gain on sale of assets, after tax					$ 2
Proceeds from sale					72
Broken Bow 2 Wind [Member]
Deconsolidation of Business [Line Items]
Property, plant and equipment, net				151
Long-term debt, including current portion				72
Gain on sale of equity interests				$ 14
Ownership percentage in equity method investee				50.00%
Gain on sale of assets, after tax				$ 8
Proceeds from sale				58
Cameron LNG [Member]
Deconsolidation of Business [Line Items]
Property, plant and equipment, net				$ 1,000
Ownership percentage in equity method investee				50.20%
Equity Method Investment Ownership Percentage Of Minority Partner				49.80%
Energia Sierra Juarez Wind Project [Member]
Deconsolidation of Business [Line Items]
Cash				$ 2
Property, plant and equipment, net				137
Long-term debt, including current portion				82
Gain on sale of equity interests				$ 19
Ownership percentage in equity method investee				50.00%
Gain on sale of assets, after tax				$ 14
Proceeds from sale, net of cash sold				24
Gain attributable to remeasurement, after tax				7
Copper Mountain Solar 3 [Member]
Deconsolidation of Business [Line Items]
Cash				2
Property, plant and equipment, net				247
Long-term debt, including current portion				97
Gain on sale of equity interests				$ 27
Ownership percentage in equity method investee				50.00%
Gain on sale of assets, after tax				$ 16
Proceeds from sale, net of cash sold				$ 66
Mesquite Power [Member]
Deconsolidation of Business [Line Items]
Gain on sale of equity interests		$ 61			74
Gain on sale of assets, after tax		36			44
Proceeds from sale		$ 347			$ 371
Rosamond Solar [Member]
Deconsolidation of Business [Line Items]
Property, plant and equipment, net			$ 18
Gain on sale of equity interests			$ 8
Ownership percentage in equity method investee			100.00%
Gain on sale of assets, after tax			$ 5
Proceeds from sale			$ 26

[1]	Transaction costs were negligible in 2014 and $6 million in 2013.
[2]	Included in Gain on Sale of Equity Interests and Assets on our Consolidated Statements of Operations.